Unaudited Condensed Consolidated Interim Statements of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flow from operating activities:
Net income (loss) for the period	$ (79,223)	$ 12,553
Adjustments:
Depreciation and amortization	3,431	2,963
Financing income, net	(17,840)	(17,622)
Revaluation of financial liabilities accounted at fair value	33	485
Revaluation of financial assets accounted at fair value	57,104	(57,201)
Loss from disposal of property plant and equipment and right-of-use assets	6	345
Increase in deferred tax		(95)
Share-based payments	6,833	11,542
Other	74	68
Profit loss	49,641	(59,515)
Changes in assets and liabilities:
Increase in inventory	(1,899)	(1,212)
Decrease in other receivables	5,845	669
(Increase) decrease in trade receivables	3	(6,039)
Decrease in other payables	(3,779)	(1,345)
Increase (decrease) in employee benefits	132	(399)
Decrease in trade payables	(1,410)	(828)
Changes in assets and liabilities	(1,108)	(9,154)
Net cash used in operating activities	(30,690)	(56,116)
Cash flow from investing activities:
Change in bank deposits	5,412	(151,391)
Interest received	22,715	17,998
Change in restricted bank deposits	(25)	(34)
Acquisition of property plant and equipment	(1,169)	(7,121)
Acquisition of intangible asset	(711)
Payment of a liability to pay a contingent consideration of business combination		(9,255)
Net cash from (used in) investing activities	26,222	(149,803)
Cash flow from financing activities:
Lease payments	(2,306)	(2,471)
Repayment of long-term bank debt	(107)	(96)
Proceeds from non-controlling interests		550
Amounts recognized in respect of government grants liability	(101)	(172)
Payments of share price protection recognized in business combination	(363)	(1,780)
Repurchase of treasury shares	(69,755)	(19,741)
Net cash used in financing activities	(72,632)	(23,710)
Decrease in cash and cash equivalents	(77,100)	(229,629)
Cash and cash equivalents at beginning of the period	309,571	685,362
Effect of exchange rate fluctuations on cash	(694)	(1,178)
Cash and cash equivalents at end of the period	231,777	454,555
Non-cash transactions:
Property plant and equipment acquired on credit	176	328
Repurchase of treasury shares on credit		3,518
Recognition of a right-of-use asset	$ 223	$ 199